Cover	Oct. 30, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 30, 2026
Entity File Number	000-13176
Entity Registrant Name	NON INVASIVE MONITORING SYSTEMS INC /FL/
Entity Central Index Key	0000720762
Entity Tax Identification Number	59-2007840
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	4400 Biscayne Blvd.
Entity Address, Address Line Two	Suite 180
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33137
City Area Code	(305)
Local Phone Number	575-4200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false